THE COMPANY AND BASIS OF PRESENTATION - Corrected Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Operating lease right-of-use asset	$ 3,035	$ 3,788	$ 4,050	$ 4,307	$ 836	$ 1,099	$ 1,354	$ 1,603	$ 1,846
Total assets	162,331	67,030	64,144	68,339	81,975	47,487	66,721	39,362	55,111
Accrued indirect tax liabilities	26,289	18,040	14,689	13,431	11,795	11,534	11,314	10,582	7,942
Current portion of operating lease liability	1,322	1,082	970	861	920	1,211	1,169	1,129	1,090
Total current liabilities	44,339	67,418	50,228	44,770	47,482	41,400	44,255	41,933	40,667
Total liabilities	46,701	75,240	70,038	65,922	66,868	61,925	68,968	57,905	58,816
Accumulated deficit	(558,951)	(441,431)	(438,218)	(429,111)	(415,487)	(418,500)	(404,903)	(419,149)	(403,390)
Total stockholders' deficit	115,630	(8,210)	(5,894)	2,417	15,107	(14,438)	(2,247)	(18,543)	(3,705)	$ 13,104
Total liabilities and stockholders' deficit	$ 162,331	$ 67,030	64,144	68,339	81,975	47,487	66,721	39,362	55,111
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Operating lease right-of-use asset			4,131	4,388	917	1,205	1,491	1,765	2,030
Total assets			63,468	67,986	81,736	47,593	66,858	39,524	55,295
Accrued indirect tax liabilities			0	0	0	0	0	0	0
Current portion of operating lease liability			1,051	942	1,001	1,317	1,277	1,233	1,190
Total current liabilities			35,620	31,420	35,663	29,972	33,049	31,455	32,105
Total liabilities			55,430	52,572	54,899	50,497	57,791	47,485	50,338
Accumulated deficit			(424,286)	(416,114)	(403,757)	(406,966)	(393,589)	(408,567)	(395,448)
Total stockholders' deficit			8,038	15,414	26,837	(2,904)	9,067	(7,961)	4,957	21,573
Total liabilities and stockholders' deficit			63,468	67,986	81,736	47,593	66,858	39,524	55,295
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Operating lease right-of-use asset			(81)	(81)	(81)	(106)	(137)	(162)	(184)
Total assets			676	353	239	(106)	(137)	(162)	(184)
Accrued indirect tax liabilities			14,689	13,431	11,795	11,534	11,314	10,582	7,942
Current portion of operating lease liability			(81)	(81)	(81)	(106)	(108)	(104)	(100)
Total current liabilities			14,608	13,350	11,819	11,428	11,206	10,478	8,562
Total liabilities			14,608	13,350	11,969	11,428	11,177	10,420	8,478
Accumulated deficit			(13,932)	(12,997)	(11,730)	(11,534)	(11,314)	(10,582)	(7,942)
Total stockholders' deficit			(13,932)	(12,997)	(11,730)	(11,534)	(11,314)	(10,582)	(8,662)	$ (8,469)
Total liabilities and stockholders' deficit			$ 676	$ 353	$ 239	$ (106)	$ (137)	$ (162)	$ (184)